Schedule of Basic and Diluted Net Income Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net (loss) income	$ (16,098)	$ (93,876)	$ (44,599)	$ (205,842)	$ (196,295)	$ 14,192
Weighted average shares outstanding, basic	21,976,339	18,831,713	21,756,498	17,353,605	17,813,044	13,990,703
Weighted average dilutive stock options						958,602
Weighted average restricted stock units						33,697
Weighted average shares outstanding, diluted	21,976,339	18,831,713	21,756,498	17,353,605	17,813,044	14,983,002
Net (loss) income, basic	$ (0.73)	$ (4.98)	$ (2.05)	$ (11.86)	$ (11.02)	$ 1.01
Net (loss) income, diluted	$ (0.73)	$ (4.98)	$ (2.05)	$ (11.86)	$ (11.02)	$ 0.95